Going Concern (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Going Concern [Abstract]
Net working capital		$ 6,976,543		$ 6,976,543		$ 4,251,867	$ 3,622,091
Accumulated deficit		(15,440,437)		(15,440,437)		(13,269,627)	(7,023,890)
Net loss		$ (562,355)	$ (1,412,491)	(2,170,810)	$ (2,809,741)	(6,245,737)	(4,301,517)
Cash flows for operating activities	[1]			$ (2,693,714)	$ (3,104,757)	$ (5,486,980)	$ (4,556,811)

[1]	Refer to Note 4 for disclosure of cash flows used in operating and investing activities of discontinued operations.